CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	¥ (90,609)	¥ (279,342)	¥ (25,911)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment	2,563	5,549	4,195
Amortization of intangible assets	96	49	36
Share-based compensation expenses	15,018	39,277	91,171
Non-cash operating lease expense	15,481	15,306
Allowance for credit losses	9,853	127,100	10,004
Losses from disposal of property, equipment and software	73	103
Exchange losses	68	104	40
Goodwill impairment		1,395
Property and equipment impairment		7,987
Fair value changes of short-term investments	(670)	(474)	(1,837)
Share of loss from equity method investments	5,473	23,502
Disposal gain on a subsidiary			(11,454)
Rental, interest and payroll expense contributed by a shareholder			242
Deferred income tax		3,391	(3,085)
Changes in operating assets and liabilities:
Accounts receivable	241,475	108,162	(365,770)
Receivables due from related parties	(1,780)	4,517	6,403
Prepayments and other current assets	51	23,657	(34,522)
Accounts payable	(8,375)	(73,551)	119,135
Salary and welfare payables	10,208	(5,163)	14,561
Taxes payable	(5,988)	(16,525)	18,428
Deferred revenue	10,014	10,688	3,934
Amounts due to related parties	780	548	(1,979)
Accrued liabilities and other payables	3,834	1,946	17,472
Lease liabilities	(12,604)	(15,351)
Net cash (used in)/provided by operating activities	194,961	(17,125)	(158,937)
Cash flows from investing activities:
Purchase of property and equipment	(1,747)	(2,186)	(4,639)
Purchase of intangible assets	(433)	(164)	(137)
Purchase of shortterm investments	(659,210)	(613,952)	(817,450)
Proceeds from maturities of shortterm investments	689,084	552,444	878,376
Placement of time deposits		(135,934)
Withdrawal of time deposits		135,934
Loan paid to related parties	(2,000)
Cash received from customer in relation to advertisement agent services	26,295
Cash paid on behalf of the customer in relation to advertisement agent services	(179,036)
Cash consideration paid for purchase of subsidiaries, net of cash acquired		(431)
Investment in equity method investment	(30,950)		(42,417)
Net cash paid upon disposal of a subsidiary			(4,005)
Cash received from disposal of an equity investee			157
Net cash (used in)/provided by investing activities	(157,997)	(64,289)	9,885
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs		(21,617)	109,045
Proceeds from bank loan	10,000
Repayment of bank loan	(5,000)
Proceeds from employee options exercised	7	8
Proceeds from loans provided by a third party			8,266
Repayments of loans provided by a third party			(8,483)
Proceeds from issuance of Series D preferred shares, net of issuance cost			169,750
Share repurchase	(5,780)	(11,748)	(2,333)
Cash paid to acquire a non-controlling interest			(4,803)
Capital injection from non-controlling interest shareholders	750	520	6,895
Net cash provided by/(used in) financing activities	(23)	(32,837)	278,337
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(822)	(2,780)	(376)
Net increase/(decrease) in cash, cash equivalents and restricted cash	36,119	(117,031)	128,909
Cash, cash equivalents and restricted cash at beginning of the year	60,846	177,877	48,968
Cash, cash equivalents and restricted cash at end of the year	96,965	60,846	177,877
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	(306)	(13,570)	(17,538)
Cash paid for interest expense			(78)
Supplemental schedule of noncash investing and financing activities:
Property and equipment purchases financed by other payable	¥ 107	¥ 111	122
Rental, interest and payroll expense contributed by a shareholder			242
Accretions of convertible redeemable preferred shares to redemption value			449,130
Accretion on redeemable noncontrolling interests to redemption value			1,808
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			26,787
Re-designation of ordinary shares into Series B-3 convertible redeemable preferred shares			41,196
Re-designation of ordinary shares into Series B-4 convertible redeemable preferred shares			35,822
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares			309,984
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			36,977
Re-designation of Preferred Shares into Class A ordinary shares upon initial public offering			1,878,247
Accrued listing expense for the initial public offering			¥ 22,807